united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 4/30

Date of reporting period: 7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 99.0%
	COMMODITY FUNDS - 3.6%
24,317	iShares Gold Trust *	$326,332
138,777	SPDR Gold MiniShares Trust *	1,956,520
	TOTAL COMMODITY FUNDS (Cost - $2,093,830)	2,282,852

	DEBT FUNDS - 50.2%
64,370	Invesco Treasury Collateral ETF	6,795,541
46,269	Invesco Variable Rate Preffered ETF	1,166,442
13,328	iShares 1-3 Year Treasury Bond ETF	1,127,149
6,619	iShares 20+ Year Treasury Bond ETF	879,599
8,347	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,048,972
14,018	iShares TIPS Bond ETF	1,615,434
87,568	iShares US Treasury Bond ETF	2,256,627
134,672	JPMorgan Ultra-Short Income ETF	6,786,795
9,518	SPDR Bloomberg Barclays High Yield Bond ETF	1,033,560
36,427	SPDR Bloomberg Barclays International Treasury Bond ETF	1,038,898
150,384	SPDR Portfolio Long Term Treasury ETF	5,749,180
12,965	Vanguard Emerging Markets Government Bond ETF	1,051,202
19,972	Vanguard Mortgage-Backed Securities ETF	1,057,517
	TOTAL DEBT FUNDS (Cost - $30,593,281)	31,606,916

	EQUITY FUNDS - 37.6%
12,669	Consumer Dicretionary Select Sector SPDR Fund	1,529,402
3,615	Energy Select Sector SPDR Fund	226,661
18,186	Financial Select Sector SPDR Fund	513,755
3,764	Industrial Select Sector SPDR Fund	292,915
44,988	Invesco S&P 500 Low Volatility ETF	2,498,634
60,107	Invesco S&P 500 Quality ETF	2,011,781
14,270	iShares Core MSCI EAFE ETF	861,480
37,646	iShares Core MSCI Emerging Markets ETF	1,889,076
11,682	iShares Core S&P 500 Mid-Cap ETF	2,292,709
4,188	iShares Core S&P 500 Small-Cap ETF	331,732
16,736	iShares Edge MSCI USA Momentum Factor ETF	2,020,537
41,569	Schwab US Large-Cap Value ETF	2,356,547
28,021	Schwab US Small-Cap ETF	2,029,281
9,077	Technology Select Sector SPDR Fund	733,149
5,147	Vanguard Real Estate ETF	457,517
10,247	Vanguard S&P 500 ETF	2,798,251
20,273	Vanguard FTSE Emerging Markets ETF	846,600
	TOTAL EQUITY FUNDS (Cost - $22,743,510)	23,690,027

	MUNICIPAL FUND - 7.6%
42,292	iShares National Muni Bond ETF	4,808,177
	TOTAL MUNICIPAL FUNDS (Cost - $4,765,718)

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $60,196,339)	62,387,972

	EXCHANGE-TRADED NOTES - 1.6%
	ALTERNATIVE FUND - 1.3%
33,569	JPMorgan Alerian MLP Index ETN	838,218
	TOTAL ALTERNATIVE FUNDS (Cost - $872,039)

	COMMODITY FUND - 0.3%
6,931	iPath Bloomberg Livestock Subindex Total Return ETN *	151,789
	TOTAL COMMODITY FUNDS (Cost - $156,578)

	TOTAL EXCHANGE-TRADED NOTES (Cost - $1,028,617)	990,007

	TOTAL INVESTMENTS - 100.6% (Cost - $61,224,956)	$63,377,979
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(394,141)
	NET ASSETS - 100.0%	$62,983,838

	ETF - Exchange-Traded Fund
	ETN - Exchange-Traded Note
	TIPS - Treasury Inflation-Protected Securities
	* Non-income producing security.

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 38.2%
	Fixed Income - 38.2%
59,419	SPDR Blooomberg Barclays High Yield Bond ETF	$6,452,309
128,269	Xtrackers USD High Yield Corporate Bond ETF	6,418,581
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,773,981)	12,870,890

	OPEN END FUNDS - 57.6%
2,533,922	BlackRock High Yield Bond Portfolio	19,410,380
	TOTAL OPEN END FUNDS (Cost -$19,233,000)

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
1,363,335	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.31% +	1,363,880
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,363,880)

	TOTAL INVESTMENTS - 99.8% (Cost - $33,370,861)	$33,645,150
	OTHER ASSETS LESS LIABILITIES - 0.2%	78,581
	NET ASSETS - 100.0%	$33,723,731

	+ Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2019.

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 96.1%
	DEBT FUNDS - 54.7%
57,614	Invesco Treasury Collateral ETF	$6,082,310
119,966	Invesco Variable Rate Preferred ETF	3,024,343
131,490	JPMorgan Ultra-Short Income ETF	6,626,438
	TOTAL DEBT FUNDS (Cost - $15,714,774)	15,733,091

	EQUITY FUNDS - 9.9%
23,648	Consumer Discretionary Select SPDR Fund	2,854,787
	TOTAL EQUITY FUNDS (Cost - $2,926,253)

	MUNICIPAL FUNDS - 31.5%
79,763	iShares National Muni Bond ETF	9,068,255
	TOTAL MUNICIPAL FUNDS (Cost -$8,988,958)

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $27,629,985)	27,656,133

	TOTAL INVESTMENTS - 96.1% (Cost - $27,629,985)	$27,656,133
	OTHER ASSETS LESS LIABILITIES - 3.9%	1,122,791
	NET ASSETS - 100.0%	$28,778,924

	ETF - Exchange-Traded Fund

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds' assets and liabilities measured at fair value:

CMG Mauldin Solutions Core Fund
Assets*		Level 1	Level 2	Level 3	Total
Exchange-Traded Funds		$62,387,972	$-	$-	$62,387,972
Exchange-Traded Notes		990,007	-	-	990,007
Total Assets		$63,377,979	$-	$-	$63,377,979
CMG Tactical Bond Fund

Assets*		Level 1	Level 2	Level 3	Total
Exchange-Traded Funds		$12,870,890	-	-	12,870,890
Open End Funds		19,410,380	-	-	19,410,380
Short-Term Investments		1,363,880	-	-	1,363,880
Total Assets		$33,645,150	$-	$-	$33,645,150

CMG Tactical All Asset Strategy Fund
Assets*		Level 1	Level 2	Level 3	Total
Exchange-Traded Funds		$27,656,133	$-	$-	$27,656,133
Total Assets		$27,656,133	$-	$-	$27,656,133

* Refer to the Portfolio of Investments for industry classifications.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

CMG Tactical Bond Fund ("Tactical Bond") currently invests a portion of its assets in BlackRock High Yield Portfolio ("BlackRock").  Tactical Bond may redeem its investment from BlackRock at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of BlackRock.  The financial statements of BlackRock, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements.  As of July 31, 2019, the percentage of Tactical Bond’s net assets invested in BlackRock was 57.7%.

CMG Tactical All Asset Strategy Fund ("Tactical Strategy") currently invests a portion of its assets in iShares National Muni Bond ETF ("iShares"). Tactical Strategy may redeem its investment from BlackRock at any time if the Adviser determines that it is in the best interest of Tactical Strategy and its shareholders to do so. The performance of Tactical Strategy may be directly affected by the performance of BlackRock. The financial statements of BlackRock, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Tactical Strategy’s financial statements. As of July 31, 2019, the percentage of Tactical Strategy’s net assets invested in BlackRock was 35.2%.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
CMG Mauldin Solutions Core Fund	$61,362,192	$2,329,593	$(313,806)	$2,015,787
CMG Tactical Bond Fund	33,370,861	274,290	(1)	274,289
CMG Tactical All Asset Strategy Fund	27,636,806	103,599	(84,272)	19,327

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/24/2019

By

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/24/2019